(ICON)

Prudential
Municipal
Series Fund

New York
Money Market Series

SEMI
ANNUAL
REPORT
Feb. 28, 1998

(LOGO)

Prudential Municipal Series Fund
New York Money Market Series

Performance At A Glance.
Municipal money market yields fluctuated during the six months ended
February 28, 1998 amid changing views about the future pace of U.S.
economic growth and the potential for higher inflation. Imbalances in the supply and demand of short-term municipal securities also drove money market yields. Your Prudential
Municipal Series Fund -- New
York Money Market Series provided a competitive return because we moved quickly to lock in higher yields when interest rates climbed.

Fund Facts
As of 2/28/98
                         7-Day       Net Asset
Taxable Equivalent Yield1        Weighted Avg.
Total Net
                      Current Yld.     Value
@31%       @36%      @39.6%        Maturity
Assets (mil.)
NY Money
Market Fund              2.81%           $1
4.38%      4.73%     5.01%          50 Days
$395.7
IBC Financial Data
NY Tax-Exempt
Fund Avg.2               2.82            $1
4.40       4.74      5.03           44 Days
N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results.

1 Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

2 IBC Financial Data reports a seven-day current yield, WAM and NAV on Mondays. This is the average seven-day current yield, NAV and WAM of all funds in the International Business
Communications Financial Data's New York tax-exempt money fund category as of March 2, 1998, which was the closest date to our reporting period end. An investment in the Series is neither insured nor guaranteed by the U.S.
government and
there can be no assurance the Series will be able to maintain a stable net asset value of $1 per share.

Tracking Tax-Free Money Fund Yields.
(GRAPH)

How Investments Compared.
(As of 2/28/98)
(GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss.
In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This
investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*18 years for Tax-Exempt Money Funds.

Colleen Meehan, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Prudential Municipal Series Fund -- New York
Money Market
Series seeks to provide current income that is exempt from federal, New York state and New York City income taxes, preserve capital as well as maintain liquidity and a stable net asset value of $1 per share. The Series intends to invest in a portfolio of short-term municipal bonds with maturities of 13 months or less from the State of New York, its municipalities, local governments and obligations of other qualifying issuers (such as Puerto Rico, Guam and the U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

A Word About Quality.

Your Series will typically purchase securities with maturities of 13 months or less that are rated Aaa, Aa;
Notes: MIG-1,
MIG-2, P-1 or P-2 by Moody's Investors Service, or
AAA, AA;
Notes: SP-1, SP-1+, A-1, A-1+ or A-2 by Standard &
Poor's.
If not rated, the securities are deemed to be of comparable quality by the Series' investment adviser.
Although there
is never a guarantee that the share price will stay at $1, we emphasize a conservative, quality-oriented approach.

Strategy Session.
Fresh Inflation Fears.

Last fall brought fresh concerns about inflation
in the
U.S.   We initially thought the Federal Reserve
was going
to increase the federal funds rate (what banks charge each other for overnight loans) in November to slow economic growth and pre-emptively defuse inflationary pressures.
We therefore kept your Series' weighted average maturity
(WAM) in line with, to slightly shorter than, that of its competition. This positioned us to take advantage of higher yielding securities issued if interest rates were raised.
Then signs of an approaching economic crisis in Asia led us to believe that U.S. central bankers would keep the federal funds rate unchanged. Still, we reduced the WAM even more in November. Doing so prepared us to buy short-term securities near the end of the year when yields usually rise as portfolio managers sell securities to provide investors with cash for the holidays.
As it
turned out, economic turmoil in Asia led the Federal
Reserve to leave monetary policy unchanged amid uncertainty about how the crisis would effect the U.S.
economy. As yields
edged up in December, we lengthened the WAM by purchasing tax-exempt commercial paper maturing in 90 days.
Yields
then reversed course, entering a seasonal decline in January that was exaggerated because many investors believed Asian problems would slow U.S. economic growth enough to prompt a federal funds rate cut to reinvigorate the economy. We did not agree. The strength of the economy was such that Federal
Reserve Chairman Alan Greenspan dashed hopes for a federal funds rate cut during a speech in late February.

What Went Well.
Ready Cash.

The WAM was either in line with, or shorter than its competition from September through November because as some of your Series' money market securities matured we reinvested the proceeds into very short-term maturities.
We then had ample money to purchase attractively priced securities when buying opportunities arose in December and February.

Exiting Asia.
Economic turbulence engulfed Asian markets as a series of financial shocks wracked the region and world currency, stock and bond markets. Long before this crisis erupted in late October, our analysts warned that the Japanese banking sector was overburdened with poor quality loans.
(Indeed the latest official figure puts the banking system's stockpile of bad loans at $600 billion.) So we sold all tax-exempt money market securities backed by letters of credit from Japanese banks, thereby eliminating your Series' only exposure to the troubled region.

And Not So Well.
Never Enough.

Demand for short-term, tax-exempt New York bonds remains strong because investors seek to shelter income from high state and local income taxes. Even during December, when portfolio managers sold securities to provide investors with holiday cash, competition was fierce for attractively priced, short-term New York notes. As a result, we could not purchase enough higher yielding securities to lengthen the WAM. If we could have, your Series' performance would have improved even more.Looking Ahead.Subdued inflation persisted in the U.S. even though the economy created more than 600,000 new jobs in the first two months of the new year.
We believe that inflation will likely stay in check as Asian countries flood our markets with cheaply priced imports while they purchase fewer exports from the U.S. Given this scenario, we expect the Federal Reserve to leave monetary policy unchanged in the coming months. In the meantime, we are keeping the WAM more in line with its competition to be ready to take advantage of the rise in yields that usually occurs in April as portfolio managers sell securities to provide investors with cash to pay income taxes.

Weighted Average Maturity Compared
To The Average Fund
(GRAPH)

President's Letter
April 3, 1998
(PICTURE)

Investing Smart.

Dear Shareholder:
This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets?
Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential
Financial Professional to update your investment strategy and retirement plan. A wise investor does so periodically. You could find the tax law opening doors that may benefit you now or over the long term, such as --

--   Revised Capital Gains Tax Rates & Exclusions.
Long-term
rates are down. Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home (perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-free
distributions
and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

--   New Education IRAs. Similar to a traditional
IRA, but
specifically designed for higher education. The new law also creates credits and deductions to help defray college costs.

--   Expanded IRAs. Rules governing traditional
IRAs have been
extensively revised. Deductibility and
contribution limits have
been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you!
That's why I
recommend you call your Prudential Financial
Professional and
get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           NEW YORK
MONEY MARKET SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Babylon Ind. Dev. Agcy., Ser. 89, F.R.D.D., A.M.T.
A-1+(d)           3.65%       3/02/98   $  3,300
$  3,300,000
Brentwood Union Free Sch. Dist., Ser. 97, T.A.N.
MIG1              4.50        6/30/98      5,000
5,005,420
Buffalo, Ser. 97-98A, R.A.N.
MIG1              4.40        8/05/98      5,000
5,012,171
Erie Cnty.,
   Ser. 97A, R.A.N.
MIG1              4.50        6/24/98      2,500
2,505,322
   Ser. 97B, R.A.N.
MIG1              4.50       10/29/98      5,000
5,021,707
Harrison Central School Dist., Ser. 97, B.A.N.
NR                4.00        3/19/98      5,400
5,400,647
Hempstead Ind. Dev. Agcy. Rev., Ser. 98, F.R.W.D.,
A.M.T.       A-1+(d)           3.30        3/04/98
2,000        2,000,000
Levittown Union Free School Dist., Ser. 97, T.A.N.
NR                4.50        6/24/98      6,100
6,112,020
Monroe Cnty.,
   Ind. Dev. Agcy. Rev., Gen. Accident Ins. Co.,
Ser. 84,
      S.E.M.O.T.
A-1+(d)           3.70        9/01/98      7,000
7,000,000
   Gen. Oblig., Ser. 97, T.E.C.P.
VMIG1             3.70        5/14/98      3,500
3,500,000
Nassau Cnty., Ind. Dev. Agcy. Rev.,
   Cold Spring Harbor, Ser. 89, F.R.D.D.
A-1+(d)           3.65        3/02/98      2,900
2,900,000
   J.C. Solution Inc. Proj., Ser. 97, F.R.W.D.S.,
A.M.T.
      (cost $3,650,000; purchased 12/26/97)
NR                3.70        3/04/98      3,650
(e)    3,650,000
New York City Hlth. and Hosp. Corp. Rev., Health
Sys., Ser
   97D, F.R.W.D.
VMIG1             3.20        3/04/98      3,000
3,000,000
New York City Hsg. Dev. Corp.,
   400 West 59th St. Proj., Ser. 95A-1, F.R.W.D.,
A.M.T.        A-1(d)            3.30
3/04/98     11,900       11,900,000
   400 West 59th St. Proj., Ser. 95A-2, F.R.W.D.,
A.M.T.        A-1(d)            3.35
3/04/98      5,000        5,000,000
   East 17th St. Property, Ser. 93A, F.R.D.D.
A-1(d)            3.65        3/02/98      3,500
3,500,000
   Monterey, Ser. 97A, F.R.W.D.
A-1+(d)           3.30        3/04/98      5,000
5,000,000
   River Ct. Proj., Ser. 97A, F.R.W.D., A.M.T.
A-1(d)            3.45        3/04/98      8,100
8,100,000
New York City Ind. Dev. Agcy. Rev., Korean
Airlines, Ser.
   97B, F.R.W.D., A.M.T.
VMIG1             3.35        3/04/98      2,200
2,200,000
New York City Mun. Assistance Corp., Ser. F,
T.E.C.P.           VMIG1             3.70
4/07/98      4,300        4,300,000
New York City Mun. Water Fin. Auth.,
   Ser. 5, T.E.C.P.
P-1               3.80        3/11/98      8,000
8,000,000
   Water & Sewer Sys. Rev., Ser. 95A, F.R.D.D.
VMIG1             3.90        3/02/98      2,300
2,300,000
New York City Trust Cultural Res. Rev., Soloman R.
   Guggenheim Proj., Ser. 90B, F.R.D.D.
VMIG1             3.65        3/02/98      5,400
5,400,000
New York City, Ser. 97, R.A.N.
VMIG1             4.50        6/30/98      2,500
2,543,072
New York City, Gen. Oblig., T.E.C.P.,
   Ser. 94H-3
VMIG1             3.75        5/01/98      7,300
7,300,000
   Ser. H6
VMIG1             3.70        4/09/98      6,300
6,300,000
   Ser. J2
VMIG1             3.75        4/07/98      5,000
5,000,000
   Ser. J2
VMIG1             3.60        7/29/98      5,000
5,000,000
   Ser. J3
VMIG1             3.70        4/09/98      5,100
5,100,000

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           NEW YORK
MONEY MARKET SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
New York St. Dorm. Auth. Rev.,
   Cornell Univ., Ser. 90B, F.R.D.D.
VMIG1             3.65%       3/02/98   $  1,700
$  1,700,000
   Rockefeller Univ., Ser. 97-C3201, F.R.W.D.S.
      (cost $13,200,000; purchased 1/27/97)
A-1+(d)           3.51        3/05/98     13,200
(e)   13,200,000
New York St. Energy Res. & Dev. Auth.,
   Central Hudson Gas & Elec., Ser. 85A, F.R.W.D.
P-1               3.20        3/05/98     13,000
13,000,000
   Long Island Ltg. Co. Proj., Ser. 85A,
A.N.N.M.T.             VMIG1             3.58
3/01/99      9,500        9,500,000
   Long Island Ltg. Co. Proj., Ser. 95A, F.R.W.D.,
A.M.T.       VMIG1             3.55        3/04/98
5,000        5,000,000
   Niagara Mohawk Pwr. Corp., Ser. 85A, F.R.D.D.
A-1+(d)           3.90        3/02/98      9,900
9,900,000
   Niagara Mohawk Pwr. Corp., Ser. 85B, F.R.D.D.
P-1               3.65        3/02/98      9,400
9,400,000
   Niagara Mohawk Pwr. Corp., Ser. 85C, F.R.D.D.
P-1               3.65        3/02/98      9,100
9,100,000
   Niagara Mohawk Pwr. Corp., Ser. 86A, F.R.D.D.,
A.M.T.        P-1               3.70
3/02/98     10,000       10,000,000
New York St. Environ. Facs. Corp., General
Electric Corp.,
   Ser. 97A, T.E.C.P.
VMIG1             3.40        5/08/98      7,700
7,700,000
New York St. Hsg. Fin. Agcy. Rev., F.R.W.D.,
   240 East 39th St., Ser. 97A, A.M.T.
VMIG1             3.35        3/04/98      8,000
8,000,000
   250 West 50th St., Ser. 97A, A.M.T.
VMIG1             3.30        3/04/98      4,000
4,000,000
   Service Contract Oblig. Rev., Ser. 97A
VMIG1             3.10        3/04/98     10,000
10,000,000
   Tribeca Landing Hsg., Ser. A, A.M.T.
VMIG1             3.15        3/04/98     10,000
10,000,000
   Union Square So. Hsg., Ser. 96A, A.M.T.
MIG1              3.30        3/04/98      5,000
5,000,000
New York St. Local Gov't Assistance Corp., Ser.
93A,
   F.R.W.D.
VMIG1             3.10        3/04/98     15,000
15,000,000
New York St. Power Auth. Rev., Ser. 85, S.E.M.O.T.
VMIG1             3.60        9/01/98     11,250
11,250,000
New York St., Gen. Oblig., Ser. T, T.E.C.P.
P-1               3.30        5/07/98      5,500
5,500,000
Niagara Cnty. Ind. Dev. Agcy. Rev., F.R.W.D.,
A.M.T.,
   Gen. Abrasive Treibacher, Ser. 91
P-1               3.45        3/04/98      4,600
4,600,000
   Solid Waste Disp. Rev., American Refuel Co.,
Ser. 1996D      P-1               3.40
3/04/98     14,300       14,300,000
   Solid Waste Disp. Rev., American Refuel Co.,
Ser. 94C        P-1               3.40
3/04/98     10,800       10,800,000
Onondaga Cnty. Ind. Dev. Agcy. Rev., Syracuse
Research
   Corp.,
   Ser. 97A, F.R.W.D.S.
A-1(d)            3.30        3/05/98      3,200
3,200,000
Oswego Cnty. Ind. Dev. Agcy. Rev., Phillip Morris
Co.,
   Ser. 92, F.R.W.D.
P-1               3.40        3/04/98     10,000
10,000,000
Port Auth. of New York & New Jersey,
   Ser. 1R, F.R.D.D., A.M.T.
VMIG1             3.65        3/02/98      2,900
2,900,000
   Ser. 3, F.R.D.D.
VMIG1             3.50        3/02/98        900
900,000
   Ser. 5, F.R.D.D.
VMIG1             3.50        3/02/98        200
200,000
   Ser. 6, F.R.D.D., A.M.T.
VMIG1             3.55        3/02/98        200
200,000
   Ser. 93-1, F.R.W.D.
      (cost $12,000,000; purchased 4/12/93)
NR                3.489       3/03/98     12,000
(e)   12,000,000

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           NEW YORK
MONEY MARKET SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Puerto Rico Commwlth., Gov't Dev. Bank, Ser. 95,
T.E.C.P.       A-1+(d)           3.40%
5/01/98   $ 10,000     $ 10,000,000
Sachem Central School Dist., Ser. 97-98, T.A.N.
MIG1              4.25        6/25/98      7,250
7,258,434
Shenedehowa Central School Dist., Ser. 97, B.A.N.
NR                4.50        5/06/98      7,315
7,321,599
Smithtown Central School Dist., Ser. 97-98, T.A.N.
NR                4.25        6/29/98      4,850
4,854,757
Suffolk Cnty., Ser. RA-1, T.A.N.
SP-1+(d)          4.25        8/13/98     15,000
15,039,954
Triborough Bridge & Tunnel Auth. Rev., Ser. 94,
F.R.W.D.        VMIG1             3.15
3/04/98      2,200        2,200,000
Yates Cnty. Ind. Dev. Agcy. Rev., Clearplass
Containers,
   Inc.,
   Ser. 92A, F.R.W.D.
A-1(d)            3.45        3/05/98      1,190
1,190,000

------------
Total Investments--102.5%
(cost $405,565,103; Note (b))
405,565,103
Liabilities in excess of other assets--(2.5)%
(9,898,224)

------------
Net Assets--100%
$395,666,879

------------

------------

---------------
(a) The following abbreviations are used in
portfolio descriptions:
    A.M.T.--Alternative Minimum Tax.
    A.N.N.M.T.--Annual Mandatory Tender.
    B.A.N.--Bond Anticipation Note.
    F.R.D.D.--Floating Rate (Daily) Demand Note
(c).
    F.R.W.D.--Floating Rate (Weekly) Demand Note
(c).
    F.R.W.D.S.--Floating Rate (Weekly) Demand Note
Synthetic(c).
    R.A.N.--Revenue Anticipation Note.
    S.E.M.O.T.--Semi-Annual Optional Tender.
    T.A.N.--Tax Anticipation Note.
    T.E.C.P.--Tax-Exempt Commercial Paper.
(b) The cost of securities for federal income tax
purposes is substantially the
    same as for financial reporting purposes.
(c) For purposes of amortized cost valuation, the
maturity date of Floating Rate
    Demand Notes is considered to be the later of
the next date on which the
    security can be redeemed at par, or the next
date on which the rate of
    interest is adjusted.
(d) Standard & Poor's Rating.
(e) Indicates a restricted security; the aggregate
cost of such securities is
    $28,850,000. The aggregate value of
$28,850,000 is approximately 7.3% of net
    assets.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional
Information contains a description of
Moody's and Standard & Poor's ratings.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                                  NEW
YORK MONEY MARKET SERIES
--------------------------------------------------
------------------------------

Assets
February 28, 1998
Investments, at amortized cost which approximates
market
value...........................................
$   405,565,103
Cash..............................................
 ..................................................
 .....               67,029
Receivable for investments
sold..............................................
 ............................           12,090,000
Receivable for Series shares
sold..............................................
 ..........................            6,885,483
Interest
receivable........................................
 ..............................................
2,619,134
Other
assets............................................
 .................................................
6,636

-----------------
   Total
assets............................................
 ..............................................
427,233,385

-----------------
Liabilities
Payable for investments
purchased.........................................
 ...............................
27,750,000
Payable for Series shares
reacquired........................................
 .............................            3,477,860
Management fee
payable...........................................
 ........................................
157,169
Dividends
payable...........................................
 .............................................
95,789
Accrued
expenses..........................................
 ...............................................
51,987
Distribution fee
payable...........................................
 ......................................
29,923
Deferred trustee's
fee...............................................
 ....................................
3,778

-----------------
   Total
liabilities.......................................
 ..............................................
31,566,506

-----------------
Net
Assets............................................
 ..................................................
 .      $   395,666,879

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par
value.............................................
 .........      $     3,956,668
   Paid-in capital in excess of
par...............................................
 .......................          391,710,211

-----------------
Net assets, February 28,
1998..............................................
 ..............................      $
395,666,879

-----------------

-----------------
Net asset value, offering price and redemption
price per share ($395,666,879 / 395,666,879 shares
   of beneficial interest issued and outstanding;
unlimited number of shares
authorized).................
$1.00

-----------------

-----------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
NEW YORK MONEY MARKET SERIES
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended
Net Investment Income
February 28, 1998
Income
   Interest and discount earned..............
$ 6,544,094
                                                --
---------------
Expenses
   Management fee............................
896,836
   Distribution fee..........................
224,209
   Transfer agent's fees and expenses........
65,000
   Custodian's fees and expenses.............
35,000
   Reports to shareholders...................
13,000
   Registration fees.........................
11,000
   Audit fee and expenses....................
4,000
   Legal fees and expenses...................
3,000
   Trustees' fees and expenses...............
2,000
   Miscellaneous.............................
3,432
                                                --
---------------
      Total expenses.........................
1,257,477
       Less: custodian fee credit............
(6,015)
                                                --
---------------
      Net expenses...........................
1,251,462
                                                --
---------------
Net investment income........................
5,292,632
                                                --
---------------
Net Increase in Net Assets
Resulting from Operations....................
$ 5,292,632
                                                --
---------------
                                                --
---------------

PRUDENTIAL MUNICIPAL SERIES FUND
NEW YORK MONEY MARKET SERIES
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                 Six Months
                                    Ended
Year Ended
Increase (Decrease)             February 28,
August 31,
in Net Assets                       1998
1997
Operations
   Net investment income.....   $   5,292,632    $
9,366,586
                                -------------    -
--------------
   Net increase in net assets
      resulting from
      operations.............       5,292,632
9,366,586
                                -------------    -
--------------
Dividends and distributions
   to shareholders...........      (5,292,632)
(9,366,586)
                                -------------    -
--------------
Series share transactions
   (at $1 per share)
   Net proceeds from shares
      sold...................     623,977,158
1,086,099,180
   Net asset value of shares
      issued in reinvestment
      of dividends and
      distributions..........       5,235,799
9,107,958
   Cost of shares
      reacquired.............    (591,837,330)
(1,086,385,693)
                                -------------    -
--------------
   Net increase in net assets
      from Series share
      transactions...........      37,375,627
8,821,445
                                -------------    -
--------------
Total increase...............      37,375,627
8,821,445
Net Assets
Beginning of period..........     358,291,252
349,469,807
                                -------------    -
--------------
End of period................   $ 395,666,879    $
358,291,252
                                -------------    -
--------------
                                -------------    -
--------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                                NEW
YORK MONEY MARKET SERIES
--------------------------------------------------
------------------------------
Prudential Municipal Series Fund (the 'Fund') is
registered under the Investment
Company Act of 1940 as an open-end investment
company. The Fund was organized as
a Massachusetts business trust on May 18, 1984 and
consists of 13 series. The
monies of each series are invested in separate,
independently managed
portfolios. The New York Money Market Series (the
'Series') commenced investment
operations in April, 1985. The Series is
diversified and seeks to achieve its
investment objective of providing the highest
level of income that is exempt
from New York State, New York City and federal
income taxes with a minimum of
risk by investing in 'investment grade' tax-exempt
securities having a maturity
of 13 months or less whose ratings are within the
two highest ratings categories
by 2 nationally recognized statistical rating
organizations, or if not rated,
are of comparable quality. The ability of the
issuers of the securities held by
the Series to meet their obligations may be
affected by economic developments in
a specific state, industry or region.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund, and the Series, in the preparation of its
financial statements.
Securities Valuations: Portfolio securities of the
Series are valued at
amortized cost, which approximates market value.
The amortized cost method of
valuation involves valuing a security at its cost
on the date of purchase and
thereafter assuming a constant amortization to
maturity of any discount or
premium.
All securities are valued as of 4:30 p.m., New
York time.
The Series may hold up to 10% of its net assets in
illiquid securities,
including those which are restricted as to
disposition under securities law
('restricted securities'). Restricted securities
held by the Series at February
28, 1998 do not include rights with regard to
registration. Restricted
securities are valued pursuant to the valuation
procedures noted above.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of investments
are calculated on the identified cost basis.
Interest income is recorded on the
accrual basis. Expenses are recorded on the
accrual basis which may require the
use of certain estimates by management.
Federal Income Taxes: For federal income tax
purposes, each series in the Fund
is treated as a separate taxpaying entity. It is
the intent of the Series to
continue to meet the requirements of the Internal
Revenue Code applicable to
regulated investment companies and to distribute
all of its net income to
shareholders. For this reason, no federal income
tax provision is required.
Dividends: The Series declares daily dividends
from net investment income.
Payment of dividends is made monthly. Income
distributions and capital gain
distributions are determined in accordance with
income tax regulations which may
differ from generally accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement
with its custodian bank,
whereby uninvested monies earn credits which
reduce the fees charged by the
custodian.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC. ('PIFM'). Pursuant to this agreement, PIFM
has responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the services of PIC,
the compensation of officers of the Fund,
occupancy and certain clerical and
bookkeeping costs of the Fund. The Fund bears all
other costs and expenses.
The management fee paid to PIFM is computed daily
and payable monthly, at an
annual rate of .50 of 1% of the average daily net
assets of the Series.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI') which acts as the distributor of the Fund.
The Series reimburses PSI for
distributing and servicing the Series' shares
pursuant to the plan of
distribution at an annual rate of .125 of 1% of
the Series' average daily net
assets. The distribution fee is accrued daily and
payable monthly.
PSI, PIFM and PIC are indirect wholly owned
subsidiaries of The Prudential
Insurance Company of America.
--------------------------------------------------
------------------------------

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                                  NEW
YORK MONEY MARKET SERIES
--------------------------------------------------
------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
six months ended February 28,
1998, the Series incurred fees of approximately
$55,600 for the services of
PMFS. As of February 28, 1998, approximately
$9,300 of such fees were due to
PMFS. Transfer agent fees and expenses in the
Statement of Operations include
certain out-of-pocket expenses paid to non
affiliates.
--------------------------------------------------
------------------------------
                                       9

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)          NEW YORK
MONEY MARKET SERIES
--------------------------------------------------
------------------------------

Six Months

Ended                         Year Ended August
31,

February 28,       -------------------------------
------------------

1998             1997           1996         1995
1994

------------       --------       --------     ---
-----     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................      $   1.00         $
1.00       $   1.00     $   1.00     $   1.00
Net investment income and net realized
gains........           .01              .03
 .03          .03          .02
Dividends and distributions to
shareholders.........          (.01)
(.03)          (.03)        (.03)        (.02)

------------       --------       --------     ---
-----     --------
Net asset value, end of
period......................      $   1.00
$   1.00       $   1.00     $   1.00     $   1.00

------------       --------       --------     ---
-----     --------

------------       --------       --------     ---
-----     --------
TOTAL
RETURN(a):....................................
1.47%            2.91%          2.97%        3.06%
1.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................      $395,667
$358,291       $349,470     $324,698     $269,073
Average net assets
(000)............................      $361,708
$326,092       $336,427     $292,763     $280,492
Ratios to average net assets:
   Expenses, including distribution
fee.............           .70%(b)          .71%
 .72%         .73%         .77%
   Expenses, excluding distribution
fee.............           .58%(b)          .58%
 .60%         .61%         .64%
   Net investment
income............................
2.95%(b)         2.87%          2.91%        3.02%
1.78%


1993

--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................  $   1.00
Net investment income and net realized
gains........       .02
Dividends and distributions to
shareholders.........      (.02)

--------
Net asset value, end of
period......................  $   1.00

--------

--------
TOTAL
RETURN(a):....................................
1.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................  $286,304
Average net assets
(000)............................  $275,640
Ratios to average net assets:
   Expenses, including distribution
fee.............       .75%
   Expenses, excluding distribution
fee.............       .63%
   Net investment
income............................      1.75%

---------------
(a) Total return includes reinvestment of
dividends and distributions. Total
    returns for periods of less than a full year
are not annualized.
(b) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     10

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

The views expressed in this report and information about the
Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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